                        SEI INSTITUTIONAL MANAGED TRUST


Supplement dated November 9, 1995 to the Institutional Class Equity Prospectus dated January 31, 1995, as supplemented August 16, 1995.


Effective October 30, 1995, SunBank Capital Management, N.A., the investment adviser or sub-adviser to Capital Growth, Capital Appreciation and Balanced Portfolios of SEI Institutional Managed Trust, changed its name to STI Capital Management, N.A. This prospectus is hereby amended to reflect this name change.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                        SEI INSTITUTIONAL MANAGED TRUST


Supplement dated November 9, 1995 to the Class D Equity Prospectus dated January 31, 1995 as supplemented August 16, 1995.


Effective October 30, 1995, SunBank Capital Management, N.A., the investment adviser or sub-adviser to the Capital Appreciation and Balanced Portfolios of SEI Institutional Managed Trust, changed its name to STI Capital Management, N.A. This prospectus is hereby amended to reflect this name change.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE